Summary Of Significant Accounting Policies (Schedule Of Selling Commissions And Platform Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,366,979		$ 2,490,848
Platform Fees	56,360		39,515
Total Selling Commissions and Platform Fees	3,423,339		2,530,363
U.S. Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,332,891		2,490,848
Platform Fees	56,360		39,515
Total Selling Commissions and Platform Fees	3,389,251		2,530,363
Cayman Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	34,088	[1]
Total Selling Commissions and Platform Fees	$ 34,088	[1]

[1]	For the period from March 1, 2012 through December 31, 2012